Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets
Cash	$ 1,230	$ 2,143
Other receivables	86	84
Prepaid expenses	1,349	28
Total current assets	2,665	2,255
Non current assets
Prepaid expenses	1,465	0
Equipment, net	72	0
Intangible assets, net	1,109	386
Total non current assets	2,646	386
TOTAL ASSETS	5,311	2,641
Current liabilities
Accrued liabilities		1,902
Total current liabilities	2,535	2,532
TOTAL LIABILITIES	2,535	2,532
COMMITMENTS AND CONTINGENCIES (Note 10)
SHAREHOLDERS’ EQUITY (DEFICIT)
Preferred shares, $0.00001 par value: 30,000,000 shares authorized at December 31, 2023 and 2022; 16,116,957 and no shares issued and outstanding at December 31, 2023 and 2022, respectively	0	0
Common shares, $0.00001 par value: 2,470,000,000 shares authorized at December 31, 2023 and 2022; 35,369,877 and 2,552,744 issued and outstanding at December 31, 2023 and 2022, respectively	1	0
Additional paid-in capital	86,074	76,733
Accumulated deficit	(83,299)	(76,624)
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)	2,776	109
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	5,311	2,641
Nonrelated Party [Member]
Current liabilities
Related party payable	1,382	630
Related Party [Member]
Current liabilities
Related party payable		175
Accrued liabilities	$ 1,153	$ 1,902